Available-For-Sale Securities (Tables)	12 Months Ended
Dec. 31, 2011
Available-For-Sale Securities [Abstract]
Summary Of The Available-For-Sale Securities Portfolio

	December 31, 2011				December 31, 2010
(Dollars in thousands)	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Fair Value	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Fair Value
U.S. Treasury	$16,028	$145	$—	$16,173	$104,418	$—	$(8,321)	$96,097
U.S. Government agencies	760,533	5,596	(213)	765,916	882,095	2,682	(722)	884,055
Municipal	57,962	2,159	(23)	60,098	51,493	896	(86)	52,303
Corporate notes and other:
Financial issuers	149,229	1,914	(8,499)	142,644	186,931	3,048	(2,972)	187,007
Other	27,070	287	(65)	27,292	74,629	330	(51)	74,908
Mortgage-backed: (1)
Agency	206,549	12,078	(15)	218,612	148,693	9,963	(3)	158,653
Non-agency CMOs	29,767	175	(3)	29,939	3,018	10	—	3,028
Other equity securities	37,595	48	(6,520)	31,123	40,636	96	(481)	40,251

Total available-for-sale securities	$1,284,733	$22,402	$(15,338)	$1,291,797	$1,491,913	$17,025	$(12,636)	$1,496,302

(1)	Consisting entirely of residential mortgage-backed securities, none of which are subprime.

Schedule Of Available-For-Sale Securities Portfolio Continuous Unrealized Loss Position

	Continuous unrealized losses existing for less than 12 months		Continuous unrealized losses existing for greater than 12 months		Total
(Dollars in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
U.S. Treasury	$—	$—	$—	$—	$—	$—
U.S. Government agencies	250,072	(213)	—	—	250,072	(213)
Municipal	6,958	(23)	—	—	6,958	(23)
Corporate notes and other:
Financial issuers	56,577	(3,297)	51,742	(5,202)	108,319	(8,499)
Other	9,562	(65)	—	—	9,562	(65)
Mortgage-backed:
Agency	15,484	(15)	—	—	15,484	(15)
Non-agency CMOs	2,720	(3)	—	—	2,720	(3)
Other equity securities	18,880	(6,520)	—	—	18,880	(6,520)

Total	$360,253	$(10,136)	$51,742	$(5,202)	$411,995	$(15,338)

The following table presents the portion of the Company's available-for-sale securities portfolio which has gross unrealized losses, reflecting the length of time that individual securities have been in a continuous unrealized loss position at December 31, 2010:

	Continuous unrealized losses existing for less than 12 months		Continuous unrealized losses existing for greater than 12 months		Total
(Dollars in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
U.S. Treasury	$96,097	$(8,321)	$—	$—	$96,097	$(8,321)
U.S. Government agencies	258,727	(722)	—	—	258,727	(722)
Municipal	5,081	(65)	323	(21)	5,404	(86)
Corporate notes and other:
Financial issuers	101,172	(1,563)	4,532	(1,409)	105,704	(2,972)
Other	18,810	(51)	—	—	18,810	(51)
Mortgage-backed:
Agency	1,253	(3)	—	—	1,253	(3)
Other equity securities	27,984	(481)	—	—	27,984	(481)

Total	$509,124	$(11,206)	$4,855	$(1,430)	$513,979	$(12,636)

Schedule Of Available-For-Sale Investment Securities Gross Gains And Gross Losses Realized

	Years Ended December 31,
(Dollars in thousands)	2011	2010	2009
Realized gains	$1,874	$9,951	$4,249
Realized losses	(82)	(119)	(1,910)

Net realized gains	$1,792	$9,832	$2,339
Other than temporary impairment charges	—	—	(2,607)

Gains (losses) on available- for-sale securities, net	$1,792	$9,832	$(268)

Proceeds from sales of available-for-sale securities, net	$1,265,046	$710,290	$1,273,634

Contractual Maturities Of Available-For-Sale Securities

	December 31, 2011		December 31, 2010
(Dollars in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$121,400	121,662	647,494	647,987
Due in one to five years	532,828	530,632	309,795	310,663
Due in five to ten years	95,279	95,508	194,442	185,938
Due after ten years	261,315	264,321	147,835	149,782
Mortgage-backed	236,316	248,551	151,711	161,681
Other equity	37,595	31,123	40,636	40,251

Total available-for-sale securities	$1,284,733	1,291,797	1,491,913	1,496,302